Short-Term Loans	12 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
SHORT-TERM LOANS

10. SHORT-TERM LOANS

In November 2023, Jingxiyun Shenzhen obtained bank loans totaling RMB10,000,000 ($1,473,818) from Industrial and Commercial Bank of China with the maturity date on October 30, 2026 and an interest rate of 3.25% per annum. The loan was pledged by the building owned by the Group for which the carrying value was $2,390,304 as of June 30, 2026.